INCOME TAXES (Details 3) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012 Prepaids and Other [Member]	Sep. 30, 2012 Prepaids and Other [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Prepaids and Other [Member]
Deferred income tax assets
Non-capital losses and temporary differences related to working capital	1.8	3.1			15.6
Employee future benefits	3.3	3.4			3.3
Other	5.6	4.3			(1.9)
Gross	10.7	10.8			17.0
Valuation allowance	(10.7)	(10.8)			(3.9)
Deferred Tax Assets, Net	0	0	0	0	13.1	13.1
Classification:
Prepaids and other (note 13)	0	0	0	0	13.1	13.1